SHARE-BASED INCENTIVE PLAN (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 23, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share								$ 10.00
Share-based compensation expense	$ 0.3	$ 1.1	$ 0.2	$ 0.9	$ 0.5		$ 0.8
Restricted Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share	$ 20.00	$ 20.00		$ 20.00		$ 20.00
Nonvested Resctricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted stock granted amount				$ 2.3		$ 0.9	$ 1.7
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years		3 years
Minimum [Member] | Nonvested Resctricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				1 year		1 year
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				10 years		10 years
Maximum [Member] | Nonvested Resctricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				7 years		7 years